Acquisitions (Tables)	6 Months Ended
Jul. 31, 2026
Acquisitions
Schedule of preliminary purchase price allocation for businesses acquired

	Order-
	Mine	Idelic	Drivin	Total
Purchase price consideration:
Cash, net of cash acquired related to OrderMine ($82), Idelic ($669) and Drivin ($779)	2,324	25,258	29,451	57,033
Contingent consideration	1,007	2,800	2,700	6,507
Net working capital adjustments (receivable) / payable	(26)	66	1,590	1,630
	3,305	28,124	33,741	65,170
Allocated to:
Current assets, excluding cash acquired	31	477	2,013	2,521
Property and equipment	—	—	31	31
Deferred income tax asset	—	5,835	—	5,835
Other long-term assets	—	17	16	33
Current liabilities	(52)	(797)	(841)	(1,690)
Deferred revenue	(20)	(2,173)	(189)	(2,382)
Deferred income tax liabilities	(248)	—	(5,589)	(5,837)
Net tangible assets (liabilities) assumed	(289)	3,359	(4,559)	(1,489)

Finite life intangible assets acquired:
Customer agreements and relationships	322	7,600	8,500	16,422
Existing technology	671	12,300	11,300	24,271
Trade names	—	50	700	750
Non-compete covenants	—	200	200	400
Goodwill	2,601	4,615	17,600	24,816
	3,305	28,124	33,741	65,170

Schedule of acquired intangible assets are being amortized over their estimated useful lives

	OrderMine	Idelic	Drivin
Customer agreements and relationships	10 years	10 years	8 years
Existing technology	6 years	6 years	6 years
Trade names	N/A	2 years	8 years
Non-compete covenants	N/A	3 years	3 years

Schedule of business acquisition on pro forma information

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2026	2025	2026	2025

Revenue	202,964	186,484	401,162	365,810
Net income	50,029	37,626	98,650	73,025
Earnings per share
Basic	0.58	0.44	1.15	0.85
Diluted	0.57	0.43	1.13	0.83